Put option liabilities - Summary of the movements of the put option liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Put option liabilities
Beginning balance	¥ 41,099	¥ 40,449	¥ 39,812
Changes in carrying amount (Note 8)	2,201	650	637
Ending balance	¥ 43,300	¥ 41,099	¥ 40,449